Accounts Payable and Provisions (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Trade payables	$ 170.2	$ 141.2
Accruals	212.1	173.8
Payroll and other compensation	48.9	55.1
Leave pay accrual	37.9	42.9
Other	27.7	15.1
Accounts payable and provisions	498.5	445.0
South Deep Gold Mine
Short-term Debt [Line Items]
Short-term portion of the South Deep Dividend liability	1.7	1.9
Yilgarn South
Short-term Debt [Line Items]
Stamp duty due on acquisition of assets		$ 15.0